Consolidated Statements Of Changes in Equity - KZT (₸) ₸ in Millions	Total	Issued Capital	Treasury Shares	Additional Paid-in- Capital	Revaluation Reserve/(Deficit) Of Financial Assets And Other Reserves	Share- Based Compensation Reserve	Retained Earnings	Total Equity Attributable To Shareholders Of The Company	Non- Controlling Interest
Beginning balance at Dec. 31, 2022	₸ 825,689	₸ 130,144	₸ (94,058)	₸ 506	₸ (9,201)	₸ 29,274	₸ 762,500	₸ 819,165	₸ 6,524
Net income	848,770						841,351	841,351	7,419
Other comprehensive loss	19,121				18,920			18,920	201
Total Comprehensive Income	867,891				18,920		841,351	860,271	7,620
Dividends declared	(560,132)						(560,132)	(560,132)
Dividends declared by subsidiary to non-controlling interest	(8,574)								(8,574)
Adjustment related to acquisitions of subsidiaries with non-controlling interest	18,183								18,183
Adjustment arising from change in non- controlling interest (Note 27)							(1,337)	(1,337)	1,337
Share options accrued	20,859					20,859		20,859
Share options exercised			2,760			(15,323)	12,563
Share buy-back program	(60,703)		(60,703)					(60,703)
Ending balance at Dec. 31, 2023	1,103,213	130,144	(152,001)	506	9,719	34,810	1,054,945	1,078,123	25,090
Net income	1,056,834						1,039,739	1,039,739	17,095
Other comprehensive loss	31,640				31,307			31,307	333
Total Comprehensive Income	1,088,474				31,307		1,039,739	1,071,046	17,428
Dividends declared	(646,056)						(646,056)	(646,056)
Dividends declared by subsidiary to non-controlling interest	(12,094)								(12,094)
Adjustment related to acquisitions of subsidiaries with non-controlling interest	25,213								25,213
Share options accrued	16,963					16,963		16,963
Share options exercised			3,332			(19,999)	16,667
Share buy-back program	(2,852)		(2,852)					(2,852)
Ending balance at Dec. 31, 2024	1,572,861	130,144	(151,521)	506	41,026	31,774	1,465,295	1,517,224	55,637
Net income	1,067,707						1,073,177	1,073,177	(5,470)
Other comprehensive loss	(72,507)				(81,571)			(81,571)	9,064
Total Comprehensive Income	995,200				(81,571)		1,073,177	991,606	3,594
Dividends declared by subsidiary to non-controlling interest	(12,069)								(12,069)
Adjustment related to acquisitions of subsidiaries with non-controlling interest	85,736								85,736
Change in ownership interest in subsidiary without loss of control	(33,720)						(10,556)	(10,556)	(23,164)
Share options accrued	15,476					15,476		15,476
Share options exercised			3,443			(19,312)	15,869
Share buy-back program	(21,907)		(21,907)					(21,907)
Ending balance at Dec. 31, 2025	₸ 2,601,577	₸ 130,144	₸ (169,985)	₸ 506	₸ (40,545)	₸ 27,938	₸ 2,543,785	₸ 2,491,843	₸ 109,734